UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Emerging Markets Local Income Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$87	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Emerging Markets Local Income Portfolio	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$10,000	$10,000
11/15	$9,934	$9,784
12/15	$9,805	$9,566
1/16	$9,659	$9,599
2/16	$9,806	$9,738
3/16	$10,739	$10,619
4/16	$11,097	$10,893
5/16	$10,668	$10,300
6/16	$11,259	$10,907
7/16	$11,298	$10,972
8/16	$11,478	$10,977
9/16	$11,672	$11,199
10/16	$11,632	$11,104
11/16	$10,829	$10,323
12/16	$11,064	$10,517
1/17	$11,282	$10,754
2/17	$11,576	$10,947
3/17	$11,853	$11,200
4/17	$12,020	$11,331
5/17	$12,207	$11,553
6/17	$12,319	$11,606
7/17	$12,566	$11,847
8/17	$12,796	$12,059
9/17	$12,852	$12,019
10/17	$12,571	$11,680
11/17	$12,766	$11,877
12/17	$12,883	$12,117
1/18	$13,385	$12,659
2/18	$13,259	$12,527
3/18	$13,419	$12,655
4/18	$13,043	$12,281
5/18	$12,351	$11,670
6/18	$12,011	$11,336
7/18	$12,197	$11,551
8/18	$11,424	$10,848
9/18	$11,549	$11,129
10/18	$11,391	$10,911
11/18	$11,694	$11,218
12/18	$11,837	$11,364
1/19	$12,543	$11,984
2/19	$12,467	$11,853
3/19	$12,343	$11,696
4/19	$12,354	$11,675
5/19	$12,504	$11,710
6/19	$13,272	$12,355
7/19	$13,506	$12,470
8/19	$13,340	$12,140
9/19	$13,602	$12,257
10/19	$14,012	$12,612
11/19	$13,938	$12,383
12/19	$14,560	$12,895
1/20	$14,559	$12,729
2/20	$14,351	$12,295
3/20	$12,194	$10,933
4/20	$12,929	$11,362
5/20	$13,733	$11,950
6/20	$13,928	$12,007
7/20	$14,206	$12,369
8/20	$14,213	$12,329
9/20	$13,975	$12,080
10/20	$14,010	$12,131
11/20	$14,772	$12,797
12/20	$15,286	$13,242
1/21	$15,096	$13,100
2/21	$14,703	$12,749
3/21	$14,107	$12,358
4/21	$14,464	$12,637
5/21	$14,796	$12,953
6/21	$14,686	$12,795
7/21	$14,634	$12,741
8/21	$14,854	$12,839
9/21	$14,346	$12,398
10/21	$14,202	$12,234
11/21	$13,933	$11,899
12/21	$14,130	$12,084
1/22	$14,045	$12,083
2/22	$13,320	$11,479
3/22	$12,878	$11,303
4/22	$12,401	$10,622
5/22	$12,509	$10,809
6/22	$11,944	$10,328
7/22	$11,779	$10,358
8/22	$11,800	$10,344
9/22	$11,202	$9,840
10/22	$11,294	$9,753
11/22	$12,231	$10,446
12/22	$12,503	$10,672
1/23	$13,101	$11,130
2/23	$12,651	$10,778
3/23	$13,261	$11,223
4/23	$13,470	$11,319
5/23	$13,307	$11,141
6/23	$13,785	$11,504
7/23	$14,076	$11,835
8/23	$13,675	$11,517
9/23	$13,131	$11,129
10/23	$13,013	$11,070
11/23	$13,766	$11,654
12/23	$14,246	$12,027
1/24	$14,005	$11,844
2/24	$14,005	$11,776
3/24	$14,169	$11,773
4/24	$13,836	$11,521
5/24	$14,213	$11,707
6/24	$14,002	$11,581
7/24	$14,344	$11,844
8/24	$14,773	$12,208
9/24	$15,249	$12,622
10/24	$14,463	$12,040
11/24	$14,375	$11,972
12/24	$14,108	$11,741
1/25	$14,557	$11,982
2/25	$14,693	$12,061
3/25	$14,876	$12,247
4/25	$15,384	$12,645
5/25	$15,711	$12,823
6/25	$16,177	$13,181
7/25	$15,990	$13,082
8/25	$16,456	$13,364
9/25	$16,736	$13,550
10/25	$17,063	$13,613

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Emerging Markets Local Income Portfolio	17.97%	4.02%	5.48%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,421,066,256
# of Portfolio Holdings (including derivatives)	971
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$6,958,605

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
69.1%
Short-Term Investments
23.3%
Foreign Corporate Bonds
5.4%
Credit Linked Notes
1.6%
Other†
0.6%

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging Markets Local Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EMLI Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$101,207	$99,331
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$343

Total	$101,207	$99,674

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$343
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments

Credit Linked Notes — 1.5%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.0%†
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(1)	PYG	1,212,000	$ 171,934
			$ 171,934
South Africa — 1.5%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 1/8/26(2)	EGP	239,250	$ 4,847,490
0.00%, 4/23/26(2)	EGP	345,825	6,541,085
0.00%, 10/22/26(2)	EGP	426,500	7,294,236
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(3)	TZS	3,104,000	1,325,903
13.75%, 9/27/50(3)	TZS	1,044,300	451,567
			$ 20,460,281
Total Credit Linked Notes (identified cost $20,498,156)			$ 20,632,215

Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.6%
Simpar Finance SARL, 10.75%, 2/12/28(4)	BRL	53,195	$ 8,058,425
			$ 8,058,425
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(5)	COP	18,050,431	$ 4,214,469
			$ 4,214,469
Georgia — 0.2%
TBC Bank Group PLC, 22.00%, 6/5/28(5)	UZS	30,470,000	$ 2,544,435
			$ 2,544,435
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	2,076,500	$ 3,695,870
			$ 3,695,870
Security	Principal Amount (000's omitted)		Value
Peru — 0.2%
Integratel Peru SAA, 7.375%, 4/10/27(5)(6)	PEN	24,500	$ 2,692,708
			$ 2,692,708
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,245,417
Corp. Andina de Fomento, 8.25%, 4/26/34	INR	169,000	1,994,379
European Bank for Reconstruction & Development:
17.20%, 4/9/26(4)	USD	2,100	2,216,235
17.35%, 3/1/27(4)	USD	909	947,745
			$ 6,403,776
Uzbekistan — 2.6%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(4)	UZS	31,300,000	$ 2,588,034
20.50%, 4/25/27(4)	UZS	25,170,000	2,174,510
JSCB Agrobank, 20.75%, 9/15/28	UZS	177,800,000	14,802,446
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(4)	UZS	42,550,000	3,686,901
21.00%, 7/24/27(4)	UZS	155,110,000	13,513,388
			$ 36,765,279
Venezuela — 0.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(4)(6)	USD	5,138	$ 1,148,410
5.50%, 4/12/37(4)(6)	USD	1,922	429,612
6.00%, 5/16/24(4)(6)	USD	6,423	1,435,448
6.00%, 11/15/26(4)(6)	USD	17,118	3,825,824
9.00%, 11/17/21(4)(6)	USD	1,563	354,801
9.75%, 5/17/35(4)(6)	USD	2,179	530,635
12.75%, 2/17/22(4)(6)	USD	875	232,697
			$ 7,957,427
Total Foreign Corporate Bonds (identified cost $74,041,331)			$ 72,332,389

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(7)(8)	UZS	84,113,385	$ 7,020,574
Total Loan Participation Notes (identified cost $7,147,620)			$ 7,020,574

Sovereign Government Bonds — 64.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 190,842
3.90%, 1/22/30	ALL	79,200	946,908
4.05%, 2/7/32	ALL	106,400	1,250,063
4.30%, 7/10/27	ALL	383,300	4,614,871
4.70%, 2/23/27	ALL	91,000	1,098,968
4.95%, 7/22/29	ALL	699,000	8,660,149
5.25%, 1/26/29	ALL	567,800	7,073,326
5.59%, 2/19/40	ALL	40,900	482,351
6.13%, 7/25/34	ALL	38,700	497,946
			$ 24,815,424
Angola — 1.1%
Angola Government International Bonds:
9.125%, 11/26/49(4)	USD	1,958	$ 1,646,705
9.244%, 1/15/31(4)	USD	3,390	3,314,116
9.375%, 5/8/48(4)	USD	2,776	2,385,764
9.875%, 10/15/35(4)	USD	9,041	8,762,913
			$ 16,109,498
Armenia — 1.2%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 560,197
9.00%, 10/29/35	AMD	397,950	1,022,487
9.60%, 10/29/33	AMD	4,272,858	11,484,913
9.75%, 10/29/50	AMD	792,413	2,112,585
9.75%, 10/29/52	AMD	862,400	2,292,005
			$ 17,472,187
Security	Principal Amount (000's omitted)		Value
Bahamas — 0.1%
Bahamas Government International Bonds, 6.625%, 5/15/33(4)	USD	1,731	$ 1,668,684
			$ 1,668,684
Benin — 0.3%
Benin Government International Bonds:
6.875%, 1/19/52(4)	EUR	1,754	$ 1,872,665
7.96%, 2/13/38(4)	USD	2,194	2,289,341
			$ 4,162,006
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 12/24/25	BAM	58	$ 34,197
1.50%, 9/25/26	BAM	36	21,015
1.50%, 9/26/27	BAM	22	12,362
			$ 67,574
Brazil — 2.7%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/26	BRL	124,000	$ 22,530,976
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/30(9)	BRL	14,900	11,905,297
10.00%, 1/1/27	BRL	22,375	4,010,084
			$ 38,446,357
Colombia — 2.2%
Colombia TES:
6.00%, 4/28/28	COP	39,840,800	$ 9,395,442
7.00%, 3/26/31	COP	65,673,000	14,149,030
7.00%, 6/30/32	COP	35,503,000	7,322,204
			$ 30,866,676
Czech Republic — 0.2%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	56,140	$ 2,695,878
			$ 2,695,878
Dominican Republic — 0.2%
Dominican Republic Bonds:
10.75%, 6/1/36(4)	DOP	23,100	$ 387,846
11.25%, 9/15/35(5)	DOP	112,750	1,943,512
11.25%, 9/15/35(4)	DOP	32,900	567,109
13.625%, 2/3/33(4)	DOP	14,000	262,934
			$ 3,161,401

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ecuador — 0.8%
Ecuador Government International Bonds:
0.00%, 7/31/30(4)	USD	4,633	$ 3,631,134
6.90%, 7/31/30(4)	USD	6,204	5,675,062
6.90%, 7/31/35(4)	USD	2,090	1,606,369
			$ 10,912,565
Egypt — 2.9%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 17,459,606
24.458%, 10/1/27	EGP	1,122,526	24,169,693
			$ 41,629,299
Ethiopia — 1.0%
Ethiopia Government International Bonds:
6.625%, 12/11/24(4)(6)	USD	13,254	$ 14,049,240
6.625%, 12/11/25(5)(6)	USD	781	826,165
			$ 14,875,405
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	1,770	$ 152,653
13.00%, 8/28/28	GHS	5,899	488,367
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	14,577	1,225,253
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	1,374	103,430
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	5,020	361,780
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	3,277	227,730
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	7,649	504,162
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	2,321	148,179
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	5,389	340,910
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	1,779	111,907
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	2,343	146,987
			$ 3,811,358
Guatemala — 0.1%
Guatemala Government International Bonds, 6.60%, 6/13/36(4)	USD	822	$ 887,760
			$ 887,760
Honduras — 0.0%†
Honduras Government International Bonds, 8.625%, 11/27/34(4)	USD	587	$ 629,704
			$ 629,704
Security	Principal Amount (000's omitted)		Value
Hungary — 0.2%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 2,276,856
4.00%, 4/28/51	HUF	524,540	979,395
			$ 3,256,251
India — 0.9%
India Government Bonds:
7.09%, 8/5/54	INR	228,900	$ 2,534,922
7.24%, 8/18/55	INR	654,980	7,431,782
7.30%, 6/19/53	INR	192,000	2,182,529
			$ 12,149,233
Indonesia — 5.6%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	50,050,000	$ 3,083,357
6.75%, 7/15/35	IDR	213,143,000	13,463,640
6.875%, 7/15/54	IDR	21,000,000	1,288,034
7.125%, 6/15/38	IDR	163,285,000	10,491,282
7.125%, 6/15/42	IDR	120,649,000	7,704,705
7.125%, 6/15/43	IDR	168,241,000	10,829,945
7.375%, 5/15/48	IDR	16,622,000	1,073,683
7.50%, 6/15/35	IDR	129,185,000	8,557,438
7.50%, 5/15/38	IDR	139,015,000	9,179,755
7.50%, 4/15/40	IDR	39,256,000	2,598,733
8.25%, 5/15/36	IDR	154,676,000	10,794,766
9.50%, 5/15/41	IDR	5,702,000	430,098
			$ 79,495,436
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(4)	USD	497	$ 503,414
			$ 503,414
Kazakhstan — 0.5%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,030,234	$ 1,483,128
5.50%, 9/20/28	KZT	34,685	48,578
5.50%, 4/24/32	KZT	565,995	599,156
7.22%, 12/10/28	KZT	377,330	544,948
7.68%, 8/13/29	KZT	490,529	685,841
8.44%, 5/10/31	KZT	207,531	272,460
10.55%, 7/28/29	KZT	1,782,069	2,743,655
14.00%, 5/12/31	KZT	76,306	126,817
14.00%, 5/19/32	KZT	52,027	85,673

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.45%, 6/5/33	KZT	164,040	$ 279,372
14.50%, 3/6/34	KZT	75,467	126,114
			$ 6,995,742
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(4)(6)	USD	3,852	$ 883,071
6.00%, 1/27/23(4)(6)	USD	1,519	349,438
6.10%, 10/4/22(4)(6)	USD	4,259	978,505
6.15%, 6/19/20(4)(6)	USD	260	59,703
6.20%, 2/26/25(4)(6)	USD	995	228,369
6.25%, 5/27/22(4)(6)	USD	526	120,701
6.25%, 11/4/24(4)(6)	USD	961	220,549
6.25%, 6/12/25(4)(6)	USD	553	127,466
6.375%, 3/9/20(4)(6)	USD	2,062	472,778
6.40%, 5/26/23(4)(6)	USD	6,169	1,418,870
6.60%, 11/27/26(4)(6)	USD	262	60,003
6.65%, 4/22/24(4)(6)	USD	682	156,519
6.65%, 11/3/28(4)(6)	USD	358	82,394
6.75%, 11/29/27(4)(6)	USD	157	36,231
6.85%, 3/23/27(4)(6)	USD	477	109,486
6.85%, 5/25/29(4)(6)	USD	496	114,337
7.00%, 3/20/28(4)(6)	USD	1,474	339,757
7.00%, 3/23/32(4)(6)	USD	633	147,094
7.25%, 3/23/37(4)(6)	USD	517	119,688
8.25%, 4/12/21(4)(6)	USD	1,657	381,628
			$ 6,406,587
Malaysia — 0.3%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,160,517
			$ 4,160,517
Mexico — 9.5%
Mexican Bonos:
7.50%, 5/26/33	MXN	161,360	$ 8,204,929
7.75%, 5/29/31	MXN	264,449	13,890,718
7.75%, 11/23/34	MXN	506,215	25,703,593
7.75%, 11/13/42	MXN	318,000	14,776,901
8.00%, 2/21/36	MXN	59,000	2,996,476
8.00%, 7/31/53	MXN	201,119	9,369,288
8.50%, 11/18/38	MXN	622,879	32,026,272
8.50%, 11/18/38	MXN	298,029	15,323,643
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexico Udibonos, 2.75%, 11/27/31	MXN	248,221	$ 12,199,182
			$134,491,002
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(5)	USD	200	$ 205,313
6.625%, 2/25/30(4)	USD	2,000	2,053,129
			$ 2,258,442
Montenegro — 0.5%
Montenegro Government International Bonds, 4.875%, 4/1/32(4)	EUR	5,762	$ 6,768,050
			$ 6,768,050
Nigeria — 0.5%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	8,686,800	$ 6,620,421
			$ 6,620,421
Paraguay — 0.9%
Paraguay Government Bonds:
7.90%, 2/9/31(5)	PYG	74,301,000	$ 9,946,853
7.90%, 2/9/31(4)	PYG	16,011,000	2,143,431
8.50%, 3/4/35(5)	PYG	10,265,000	1,368,718
			$ 13,459,002
Peru — 3.3%
Peru Government Bonds:
5.35%, 8/12/40	PEN	6,235	$ 1,638,708
5.40%, 8/12/34	PEN	58,352	16,854,209
6.85%, 8/12/35(4)(5)	PEN	33,441	10,491,463
6.85%, 2/12/42	PEN	8,424	2,586,571
6.90%, 8/12/37	PEN	29,533	9,145,076
7.60%, 8/12/39(4)(5)	PEN	19,620	6,354,616
			$ 47,070,643
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(9)	PLN	133,532	$ 32,686,996
			$ 32,686,996
Romania — 4.2%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 14,832,765
3.25%, 6/24/26	RON	57,650	12,834,468

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government Bonds: (continued)
4.15%, 1/26/28	RON	21,190	$ 4,549,226
4.25%, 4/28/36	RON	57,850	10,561,253
4.85%, 4/22/26	RON	32,030	7,215,281
5.80%, 7/26/27	RON	16,020	3,586,533
6.70%, 2/25/32	RON	17,950	4,017,220
7.90%, 2/24/38	RON	4,500	1,097,959
8.75%, 10/30/28	RON	6,025	1,432,120
			$ 60,126,825
Serbia — 1.2%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	255,910	$ 2,477,139
7.00%, 10/26/31	RSD	1,321,120	14,541,869
			$ 17,019,008
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00%, 1/1/26(4)	USD	98	$ 98,850
			$ 98,850
South Africa — 8.5%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	126,158	$ 7,351,080
8.25%, 3/31/32	ZAR	261,204	15,022,679
8.50%, 1/31/37	ZAR	203,525	11,076,139
8.75%, 1/31/44	ZAR	295,407	15,268,480
8.75%, 2/28/48	ZAR	15,294	787,332
8.875%, 2/28/35	ZAR	766,296	44,300,024
9.00%, 1/31/40	ZAR	349,080	18,941,424
10.00%, 3/31/33	ZAR	131,100	8,168,433
			$120,915,591
Sri Lanka — 1.4%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 333,032
9.00%, 11/1/33	LKR	161,000	484,766
9.75%, 7/1/30	LKR	1,151,000	3,794,158
10.25%, 9/15/34	LKR	1,018,000	3,249,933
10.35%, 10/15/29	LKR	60,000	202,562
11.00%, 10/15/28	LKR	1,320,000	4,543,687
11.00%, 9/15/29	LKR	90,000	309,495
11.00%, 12/15/29	LKR	759,000	2,615,806
11.00%, 5/15/30	LKR	27,000	93,137
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/30	LKR	531,000	$ 1,833,880
11.25%, 3/15/31	LKR	25,000	86,373
11.50%, 12/15/32	LKR	591,000	2,049,465
			$ 19,596,294
Suriname — 1.6%
Suriname Government International Bonds:
7.70%, 11/6/30(5)(10)	USD	2,570	$ 2,588,632
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	432	432,325
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	4,437	4,437,300
8.50%, 11/6/35(5)(10)	USD	10,715	11,049,844
9.00%, Oil-Linked, 12/31/50(5)	USD	1,528	1,818,320
9.00%, Oil-Linked, 12/31/50(4)	USD	2,534	3,015,460
			$ 23,341,881
Thailand — 1.1%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 13,661,307
3.35%, 6/17/33	THB	60,000	2,081,822
			$ 15,743,129
Tunisia — 0.0%†
Tunisian Republic, 4.30%, 8/2/30	JPY	10,000	$ 59,529
			$ 59,529
Turkey — 2.6%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,386,108
17.80%, 7/13/33	TRY	10,000	154,860
26.20%, 10/5/33	TRY	909,416	19,524,655
27.70%, 9/27/34	TRY	531,779	11,715,986
30.00%, 9/12/29	TRY	69,266	1,517,632
31.08%, 11/8/28	TRY	10,000	224,012
			$ 36,523,253
Uganda — 1.9%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	1,043,800	$ 275,205
15.00%, 6/18/43	UGX	7,004,900	1,736,045
15.80%, 6/23/39	UGX	76,425,700	20,212,467
16.25%, 11/8/35	UGX	15,582,000	4,368,160
			$ 26,591,877

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ukraine — 1.1%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(4)(11)	USD	18,407	$ 15,665,535
			$ 15,665,535
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	13,961	$ 359,413
3.875%, 7/2/40(9)	UYU	8,978	242,336
			$ 601,749
Uzbekistan — 0.5%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	50,140,000	$ 4,314,591
Republic of Uzbekistan Bonds, 15.50%, 2/25/28(4)	UZS	24,000,000	2,067,055
			$ 6,381,646
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(4)(6)	USD	638	$ 146,051
7.00%, 3/31/38(4)(6)	USD	300	82,980
7.65%, 4/21/25(4)(6)	USD	1,959	507,577
7.75%, 10/13/19(4)(6)	USD	1,419	339,307
8.25%, 10/13/24(4)(6)	USD	3,808	986,523
9.00%, 5/7/23(4)(6)	USD	1,000	258,954
9.25%, 9/15/27(6)	USD	5,238	1,617,756
9.25%, 5/7/28(4)(6)	USD	4,306	1,234,157
9.375%, 1/13/34(6)	USD	349	111,715
11.75%, 10/21/26(4)(6)	USD	904	271,170
11.95%, 8/5/31(4)(6)	USD	669	196,723
12.75%, 8/23/22(4)(6)	USD	475	139,727
			$ 5,892,640
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	10,300	$ 466,116
18.99%, 10/27/40	ZMW	12,701	574,501
19.00%, 8/18/35	ZMW	6,437	303,941
19.00%, 9/29/35	ZMW	2,253	106,511
			$ 1,451,069
Total Sovereign Government Bonds (identified cost $885,858,963)			$918,542,388

Short-Term Investments — 21.8%
Affiliated Fund — 5.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	83,602,121	$ 83,602,121
Total Affiliated Fund (identified cost $83,602,121)		$ 83,602,121

Sovereign Government Securities — 9.0%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	49,300	$ 582,119
			$ 582,119
Egypt — 3.6%
Egypt Treasury Bills:
0.00%, 12/9/25	EGP	4,700	$ 97,138
0.00%, 12/23/25	EGP	501,175	10,255,017
0.00%, 1/6/26	EGP	399,900	8,102,451
0.00%, 2/17/26	EGP	100,250	1,979,341
0.00%, 3/31/26	EGP	197,350	3,789,483
0.00%, 5/12/26	EGP	116,175	2,168,540
0.00%, 7/7/26	EGP	914,025	16,501,011
0.00%, 10/27/26	EGP	441,200	7,518,450
			$ 50,411,431
Kazakhstan — 0.6%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,762,794	$ 8,215,835
			$ 8,215,835
Nigeria — 4.4%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	2,510,690	$ 1,750,757
0.00%, 11/25/25	NGN	1,072,374	741,657
0.00%, 12/16/25	NGN	1,055,906	726,541
0.00%, 12/23/25	NGN	536,187	364,107
0.00%, 12/30/25	NGN	1,608,561	1,087,769
0.00%, 1/6/26	NGN	1,698,623	1,144,050
0.00%, 1/13/26	NGN	7,386,933	4,955,888
0.00%, 1/27/26	NGN	8,323,184	5,543,006
0.00%, 2/3/26	NGN	2,251,986	1,494,138
0.00%, 2/17/26	NGN	4,189,202	2,766,260
0.00%, 3/10/26	NGN	9,060,000	5,893,855

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 3/24/26	NGN	11,291,908	$ 7,287,598
0.00%, 4/7/26	NGN	1,340,468	861,882
0.00%, 4/21/26	NGN	4,832,937	3,085,028
0.00%, 4/28/26	NGN	13,009,685	8,251,131
0.00%, 6/23/26	NGN	12,016,153	7,462,997
0.00%, 6/30/26	NGN	13,786,625	8,467,093
0.00%, 7/7/26	NGN	1,340,468	822,858
			$ 62,706,615
Uruguay — 0.4%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	17,818	$ 446,574
0.00%, 12/5/25	UYU	74,000	1,843,272
0.00%, 12/19/25	UYU	60,508	1,502,635
0.00%, 12/30/25	UYU	61,814	1,532,037
0.00%, 3/6/26	UYU	17,818	435,325
			$ 5,759,843
Total Sovereign Government Securities (identified cost $124,276,200)			$127,675,843

U.S. Treasury Obligations — 6.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25	$25,000	$ 24,973,208
0.00%, 11/20/25(13)	14,000	13,974,332
0.00%, 12/4/25	6,500	6,478,342
0.00%, 12/11/25(13)	20,000	19,918,235
0.00%, 12/18/25(13)	8,000	7,961,368
0.00%, 1/8/26(13)	25,000	24,826,865
Total U.S. Treasury Obligations (identified cost $98,108,560)		$ 98,132,350
Total Short-Term Investments (identified cost $305,986,881)		$309,410,314
Value
Total Purchased Options — 0.0%† (identified cost $1,636,847)	$ 667,948
Total Investments — 93.5% (identified cost $1,295,169,798)	$1,328,605,828
Total Written Options — (0.1)% (premiums received $1,455,429)	$ (809,865)
Other Assets, Less Liabilities — 6.6%	$ 93,270,293
Net Assets — 100.0%	$1,421,066,256
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(2)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(3)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $166,283,235 or 11.7% of the Portfolio's net assets.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $60,173,243 or 4.2% of the Portfolio's net assets.
(6)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(10)	When-issued security.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

(11)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(12)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	$ 72,849
Put USD vs. Call CNH	Barclays Bank PLC	USD	16,400,000	CNH	7.00	1/26/26	36,293
Put USD vs. Call CNH	Deutsche Bank AG	USD	17,400,000	CNH	7.00	1/29/26	41,081
Put USD vs. Call CNH	Goldman Sachs International	USD	13,000,000	CNH	7.00	1/22/26	27,001
Put USD vs. Call CNH	Goldman Sachs International	USD	720,000	CNH	7.00	1/29/26	1,700
Put USD vs. Call CNH	Standard Chartered Bank	USD	6,640,000	CNH	7.00	1/26/26	14,694
Put USD vs. Call INR	Citibank, N.A.	USD	5,100,000	INR	87.00	2/18/26	7,466
Put USD vs. Call INR	Citibank, N.A.	USD	10,772,000	INR	89.13	4/15/26	80,855
Put USD vs. Call INR	Deutsche Bank AG	USD	10,772,000	INR	89.23	4/15/26	85,691
Put USD vs. Call INR	Deutsche Bank AG	USD	10,770,000	INR	88.73	4/22/26	64,319
Put USD vs. Call INR	Goldman Sachs International	USD	6,600,000	INR	87.00	2/5/26	8,369
Put USD vs. Call INR	Goldman Sachs International	USD	5,300,000	INR	87.00	2/9/26	7,134
Put USD vs. Call INR	Goldman Sachs International	USD	2,500,000	INR	87.00	2/10/26	3,405
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	87.00	2/10/26	3,677
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	30,183
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	79,843
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	42,738
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	41,625
Put USD vs. Call INR	Nomura International PLC	USD	13,200,000	INR	87.00	2/10/26	17,978
Put USD vs. Call INR	Standard Chartered Bank	USD	670,000	INR	87.00	2/24/26	1,047
Total							$667,948
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,387,000	BRL	7.00	7/12/27	$(352,477)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,110,000	BRL	7.00	7/14/27	(283,037)
Call USD vs. Put INR	Citibank, N.A.	USD	5,100,000	INR	91.00	2/18/26	(12,240)
Call USD vs. Put INR	Goldman Sachs International	USD	6,600,000	INR	91.00	2/5/26	(12,355)
Call USD vs. Put INR	Goldman Sachs International	USD	5,300,000	INR	91.00	2/9/26	(10,664)
Call USD vs. Put INR	Goldman Sachs International	USD	2,500,000	INR	91.00	2/10/26	(5,130)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	91.00	2/10/26	(5,540)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,686,000	INR	88.86	4/21/26	(72,849)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	Nomura International PLC	USD	13,200,000	INR	91.00	2/10/26	$ (27,086)
Call USD vs. Put INR	Standard Chartered Bank	USD	670,000	INR	91.00	2/24/26	(1,749)
Put USD vs. Call INR	Citibank, N.A.	USD	5,100,000	INR	85.00	2/18/26	(1,897)
Put USD vs. Call INR	Goldman Sachs International	USD	6,600,000	INR	84.50	2/5/26	(1,320)
Put USD vs. Call INR	Goldman Sachs International	USD	5,300,000	INR	84.50	2/9/26	(1,193)
Put USD vs. Call INR	Goldman Sachs International	USD	2,500,000	INR	84.50	2/10/26	(578)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,700,000	INR	84.50	2/10/26	(624)
Put USD vs. Call INR	Nomura International PLC	USD	13,200,000	INR	84.50	2/10/26	(3,049)
Put USD vs. Call INR	Standard Chartered Bank	USD	670,000	INR	84.50	2/24/26	(204)
Put USD vs. Call KRW	Barclays Bank PLC	USD	6,300,000	KRW	1,300.00	1/26/26	(2,129)
Put USD vs. Call KRW	BNP Paribas	USD	12,700,000	KRW	1,310.00	2/5/26	(8,166)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	8,700,000	KRW	1,300.00	1/22/26	(2,645)
Put USD vs. Call KRW	Standard Chartered Bank	USD	3,050,000	KRW	1,300.00	1/26/26	(1,031)
Put USD vs. Call KRW	Standard Chartered Bank	USD	5,420,000	KRW	1,310.00	2/9/26	(3,902)
Total							$(809,865)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	381,407,555	USD	68,788,392	12/2/25	$ 1,596,350
BRL	42,200,000	USD	7,521,879	12/2/25	265,686
BRL	53,000,000	USD	9,572,835	12/2/25	207,756
BRL	16,930,000	USD	3,108,107	12/2/25	16,146
BRL	20,210,000	USD	3,722,395	12/2/25	7,147
BRL	27,946,000	USD	5,187,770	12/2/25	(30,631)
USD	9,608,057	BRL	53,195,006	12/2/25	(208,521)
CLP	20,626,455,847	USD	21,683,938	12/17/25	203,247
CLP	2,903,000,000	USD	3,027,181	12/17/25	53,256
CLP	2,634,000,000	USD	2,764,069	12/17/25	30,926
CLP	449,189,728	USD	468,296	12/17/25	8,349
CLP	519,000,000	USD	545,370	12/17/25	5,353
CLP	518,860,272	USD	545,815	12/17/25	4,759
CLP	134,000,000	USD	139,748	12/17/25	2,443
CLP	61,000,000	USD	63,397	12/17/25	1,331
COP	211,203,262,187	USD	53,191,239	12/17/25	1,277,742
COP	46,436,000,000	USD	11,693,927	12/17/25	281,842
COP	51,100,000,000	USD	13,081,098	12/17/25	97,510
COP	27,521,000,000	USD	7,005,027	12/17/25	92,595
COP	18,266,000,000	USD	4,656,012	12/17/25	54,760
COP	10,746,900,000	USD	2,726,498	12/17/25	45,110
EUR	85,445	USD	100,743	12/17/25	(2,014)
EUR	777,985	USD	902,977	12/17/25	(4,044)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	850,816	USD	987,508	12/17/25	$ (4,423)
EUR	929,127	USD	1,095,475	12/17/25	(21,903)
EUR	4,683,221	USD	5,435,630	12/17/25	(24,346)
EUR	2,121,170	USD	2,500,936	12/17/25	(50,004)
EUR	14,030,000	USD	16,284,070	12/17/25	(72,935)
EUR	3,907,800	USD	4,607,438	12/17/25	(92,123)
EUR	199,610,453	USD	235,347,950	12/17/25	(4,705,621)
IDR	40,975,000,000	USD	2,447,438	12/17/25	14,558
IDR	8,968,399,000	USD	538,708	12/17/25	161
IDR	13,154,464,800	USD	790,295	12/17/25	95
IDR	10,190,965,100	USD	612,372	12/17/25	(44)
IDR	14,170,702,000	USD	851,758	12/17/25	(307)
IDR	15,462,154,100	USD	929,937	12/17/25	(888)
IDR	7,159,274,489	USD	435,320	12/17/25	(5,153)
IDR	6,471,408,000	USD	394,407	12/17/25	(5,570)
IDR	9,709,448,000	USD	591,823	12/17/25	(8,428)
IDR	12,940,657,000	USD	787,591	12/17/25	(10,048)
IDR	12,942,714,000	USD	787,859	12/17/25	(10,192)
IDR	12,942,714,000	USD	787,864	12/17/25	(10,197)
IDR	16,173,032,000	USD	983,582	12/17/25	(11,820)
IDR	25,008,819,000	USD	1,516,191	12/17/25	(13,528)
IDR	64,298,806,000	USD	3,883,951	12/17/25	(20,536)
IDR	46,169,691,247	USD	2,808,785	12/17/25	(34,665)
IDR	100,845,809,000	USD	6,134,882	12/17/25	(75,529)
IDR	1,454,518,528,006	USD	88,292,622	12/17/25	(897,409)
INR	601,000,000	USD	6,735,848	12/17/25	18,324
INR	163,000,000	USD	1,842,099	12/17/25	(10,269)
INR	218,000,000	USD	2,463,358	12/17/25	(13,425)
INR	244,000,000	USD	2,757,153	12/17/25	(15,026)
INR	286,600,000	USD	3,238,601	12/17/25	(17,726)
INR	298,797,363	USD	3,376,166	12/17/25	(18,215)
INR	326,000,000	USD	3,683,737	12/17/25	(20,075)
INR	447,663,537	USD	5,058,233	12/17/25	(27,289)
INR	496,000,000	USD	5,605,407	12/17/25	(31,247)
INR	661,000,000	USD	7,469,171	12/17/25	(40,705)
INR	908,320,000	USD	10,263,275	12/17/25	(55,371)
INR	2,346,000,000	USD	26,512,669	12/17/25	(147,795)
INR	3,130,000,000	USD	35,368,391	12/17/25	(192,749)
INR	4,301,900,000	USD	48,607,959	12/17/25	(262,243)
KRW	3,104,100,000	USD	2,186,432	12/17/25	(10,381)
KRW	3,096,550,000	USD	2,188,591	12/17/25	(17,833)
KRW	2,501,000,000	USD	1,811,769	12/17/25	(58,506)
KRW	18,219,000,000	USD	13,160,879	12/17/25	(388,912)
KRW	19,489,775,000	USD	14,077,528	12/17/25	(414,716)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	74,216,218	USD	21,118,951	12/17/25	$ 897,592
PEN	10,491,000	USD	3,022,011	12/17/25	90,187
PEN	6,731,490	USD	1,941,589	12/17/25	55,335
PEN	3,776,284	USD	1,089,837	12/17/25	30,413
PEN	8,625,000	USD	2,545,224	12/17/25	13,417
PEN	967,904	USD	279,152	12/17/25	7,981
PEN	967,904	USD	279,160	12/17/25	7,973
PEN	418	USD	120	12/17/25	3
TWD	79,815,000	USD	2,624,449	12/17/25	(28,814)
TWD	86,755,000	USD	2,854,205	12/17/25	(32,877)
TWD	93,695,000	USD	3,080,856	12/17/25	(33,835)
TWD	86,755,000	USD	2,859,511	12/17/25	(38,183)
TWD	284,000,000	USD	9,459,414	12/17/25	(223,553)
TWD	298,100,000	USD	9,949,933	12/17/25	(255,531)
USD	151,581	CLP	144,188,976	12/17/25	(1,421)
USD	83,767	COP	330,302,166	12/17/25	(1,417)
USD	91,542	COP	361,000,000	12/17/25	(1,559)
USD	151,613	COP	602,000,000	12/17/25	(3,642)
USD	2,375,875	COP	9,258,783,325	12/17/25	(11,951)
USD	725,100	COP	2,859,140,625	12/17/25	(12,268)
USD	792,940	COP	3,127,000,000	12/17/25	(13,509)
USD	1,183,840	COP	4,668,000,000	12/17/25	(20,030)
USD	1,294,771	COP	5,106,000,000	12/17/25	(22,058)
USD	1,312,383	COP	5,211,000,000	12/17/25	(31,526)
USD	2,142,979	COP	8,509,000,000	12/17/25	(51,478)
USD	5,517,112	COP	21,754,522,675	12/17/25	(93,345)
USD	6,033,391	COP	23,793,000,000	12/17/25	(102,785)
USD	11,516,845	COP	45,412,071,573	12/17/25	(194,855)
USD	12,594,479	COP	49,667,000,000	12/17/25	(214,560)
USD	9,987,055	COP	39,655,000,000	12/17/25	(239,906)
USD	20,847,521	COP	82,778,000,000	12/17/25	(500,792)
USD	60,156,246	EUR	51,021,543	12/17/25	1,202,783
USD	30,598,039	EUR	25,951,738	12/17/25	611,787
USD	29,869,990	EUR	25,334,243	12/17/25	597,230
USD	26,557,512	EUR	22,524,764	12/17/25	530,999
USD	8,960,675	EUR	7,600,000	12/17/25	179,163
USD	7,602,519	EUR	6,448,079	12/17/25	152,007
USD	7,576,441	EUR	6,425,961	12/17/25	151,486
USD	7,161,544	EUR	6,074,066	12/17/25	143,190
USD	4,607,438	EUR	3,907,800	12/17/25	92,123
USD	3,996,239	EUR	3,389,412	12/17/25	79,902
USD	2,649,394	EUR	2,247,085	12/17/25	52,973
USD	588,601	EUR	499,222	12/17/25	11,769
USD	385,887	EUR	327,290	12/17/25	7,716

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	273,569	EUR	232,028	12/17/25	$ 5,470
USD	37,372,858	IDR	615,674,474,926	12/17/25	379,859
USD	8,052,026	IDR	132,174,000,000	12/17/25	110,308
USD	4,583,955	IDR	75,221,000,000	12/17/25	64,277
USD	5,686,817	IDR	93,605,000,000	12/17/25	62,530
USD	5,556,429	IDR	91,535,721,580	12/17/25	56,476
USD	3,413,159	IDR	55,870,000,000	12/17/25	56,192
USD	2,620,816	IDR	42,984,000,000	12/17/25	38,108
USD	3,980,952	IDR	65,626,000,000	12/17/25	37,793
USD	4,130,864	IDR	68,241,880,000	12/17/25	30,529
USD	3,511,259	IDR	58,006,000,000	12/17/25	25,950
USD	2,539,629	IDR	41,837,444,608	12/17/25	25,813
USD	1,947,309	IDR	32,192,920,000	12/17/25	12,988
USD	859,837	IDR	14,275,101,924	12/17/25	2,113
USD	752,941	IDR	12,499,175,148	12/17/25	1,924
USD	434,806	IDR	7,222,777,500	12/17/25	823
USD	454,983	IDR	7,560,672,900	12/17/25	697
USD	434,675	IDR	7,222,777,500	12/17/25	692
USD	413,552	IDR	6,872,172,900	12/17/25	635
USD	603,487	IDR	10,033,567,800	12/17/25	616
USD	458,940	IDR	7,628,591,200	12/17/25	574
USD	409,798	IDR	6,810,846,000	12/17/25	566
USD	347,909	IDR	5,781,432,700	12/17/25	530
USD	650,726	IDR	10,821,428,100	12/17/25	517
USD	364,758	IDR	6,063,372,000	12/17/25	438
USD	282,692	IDR	4,699,054,200	12/17/25	348
USD	150,561	IDR	2,501,703,000	12/17/25	245
USD	735,798	IDR	12,245,156,900	12/17/25	44
USD	432,761	IDR	7,203,272,200	12/17/25	(50)
USD	576,124	IDR	9,596,207,600	12/17/25	(467)
USD	602,363	IDR	10,033,567,800	12/17/25	(507)
USD	8,615,544	IDR	143,500,500,300	12/17/25	(6,730)
USD	1,850,911	INR	164,000,000	12/17/25	7,843
USD	211,011	INR	18,800,000	12/17/25	(268)
USD	338,584	INR	30,156,000	12/17/25	(316)
USD	423,362	INR	37,700,000	12/17/25	(319)
USD	336,738	INR	30,000,000	12/17/25	(409)
USD	415,138	INR	37,000,000	12/17/25	(676)
USD	420,637	INR	37,504,000	12/17/25	(841)
USD	630,469	INR	56,200,000	12/17/25	(1,119)
USD	628,190	INR	56,000,000	12/17/25	(1,150)
USD	588,829	INR	52,500,000	12/17/25	(1,178)
USD	526,994	INR	47,000,000	12/17/25	(1,202)
USD	1,080,869	INR	96,300,000	12/17/25	(1,372)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,727,424	INR	153,853,000	12/17/25	$ (1,611)
USD	2,156,116	INR	192,000,000	12/17/25	(1,623)
USD	1,649,924	INR	147,000,000	12/17/25	(2,095)
USD	1,728,589	INR	154,000,000	12/17/25	(2,097)
USD	1,278,500	INR	114,000,000	12/17/25	(2,658)
USD	1,593,389	INR	142,044,900	12/17/25	(2,943)
USD	2,080,428	INR	185,410,000	12/17/25	(3,251)
USD	2,154,229	INR	192,000,000	12/17/25	(3,510)
USD	2,157,548	INR	192,367,000	12/17/25	(4,315)
USD	2,141,616	INR	191,000,000	12/17/25	(4,885)
USD	3,236,482	INR	288,500,000	12/17/25	(5,746)
USD	3,197,039	INR	285,000,000	12/17/25	(5,855)
USD	3,020,413	INR	269,300,000	12/17/25	(6,041)
USD	2,713,461	INR	242,000,000	12/17/25	(6,189)
USD	3,757,322	INR	335,078,000	12/17/25	(8,359)
USD	7,615,737	PEN	25,745,000	12/17/25	(21,622)
USD	857,118	PEN	3,000,000	12/17/25	(32,844)
USD	1,273,033	PEN	4,444,000	12/17/25	(45,297)
USD	1,428,531	PEN	5,000,000	12/17/25	(54,740)
USD	1,422,799	PEN	5,000,000	12/17/25	(60,471)
USD	1,907,772	PEN	6,659,795	12/17/25	(67,883)
USD	2,847,624	PEN	10,000,000	12/17/25	(118,917)
USD	2,847,624	PEN	10,000,000	12/17/25	(118,917)
USD	3,983,837	PEN	14,000,000	12/17/25	(169,320)
USD	6,060,187	PEN	21,044,000	12/17/25	(182,601)
USD	5,999,829	PEN	21,000,000	12/17/25	(229,907)
USD	7,310,329	PEN	25,519,444	12/17/25	(260,118)
USD	9,959,593	PEN	35,000,000	12/17/25	(423,300)
USD	2,947,437	TWD	90,000,000	12/17/25	20,580
USD	2,933,673	TWD	89,700,000	12/17/25	16,572
USD	2,942,619	TWD	90,000,000	12/17/25	15,761
USD	2,940,216	TWD	90,000,000	12/17/25	13,358
USD	2,549,436	TWD	78,000,000	12/17/25	12,826
USD	1,760,779	TWD	53,989,000	12/17/25	5,022
USD	1,565,121	TWD	47,996,000	12/17/25	4,260
USD	1,451,761	TWD	44,511,000	12/17/25	4,235
USD	1,369,482	TWD	42,002,000	12/17/25	3,550
USD	1,275,759	TWD	39,128,000	12/17/25	3,291
USD	1,173,838	TWD	36,011,000	12/17/25	2,737
USD	875,004	TWD	26,860,000	12/17/25	1,500
USD	1,760,806	TWD	54,099,000	12/17/25	1,472
USD	1,760,788	TWD	54,109,000	12/17/25	1,128
USD	1,565,131	TWD	48,109,000	12/17/25	596
USD	954,590	TWD	29,346,000	12/17/25	239

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	496,263	TWD	15,260,000	12/17/25	$ (2)
PHP	4,721,697	USD	80,631	5/7/26	(396)
PHP	9,000,000	USD	157,023	5/7/26	(4,086)
PHP	47,078,303	USD	810,298	5/7/26	(10,299)
USD	657,260	PHP	36,800,000	5/7/26	31,920
USD	267,881	PHP	15,000,000	5/7/26	12,987
USD	160,849	PHP	9,000,000	5/7/26	7,913
PHP	31,246,864	USD	535,150	5/12/26	(4,218)
PHP	53,894,000	USD	920,243	5/12/26	(4,501)
PHP	52,334,500	USD	894,913	5/12/26	(5,669)
PHP	58,400,000	USD	998,205	5/12/26	(5,899)
PHP	22,854,400	USD	396,860	5/12/26	(8,529)
PHP	128,822,400	USD	2,202,469	5/12/26	(13,578)
PHP	46,946,932	USD	812,864	5/12/26	(15,163)
PHP	46,954,700	USD	815,327	5/12/26	(17,495)
PHP	46,116,800	USD	802,764	5/12/26	(19,169)
PHP	166,000,000	USD	2,844,901	5/12/26	(24,306)
PHP	64,670,000	USD	1,126,361	5/12/26	(27,518)
PHP	63,164,372	USD	1,101,192	5/12/26	(27,932)
PHP	86,146,200	USD	1,501,590	5/12/26	(37,833)
PHP	76,350,000	USD	1,335,257	5/12/26	(37,953)
PHP	149,547,800	USD	2,601,284	5/12/26	(60,237)
USD	2,624,756	PHP	147,800,000	5/12/26	113,407
USD	2,316,465	PHP	130,000,000	5/12/26	107,565
USD	1,778,726	PHP	100,000,000	5/12/26	79,573
USD	1,775,757	PHP	100,000,000	5/12/26	76,604
USD	1,603,421	PHP	90,000,000	5/12/26	74,182
USD	1,773,207	PHP	100,000,000	5/12/26	74,053
USD	1,602,850	PHP	90,000,000	5/12/26	73,611
USD	1,772,358	PHP	100,000,000	5/12/26	73,205
USD	980,567	PHP	55,000,000	5/12/26	46,032
USD	801,737	PHP	45,000,000	5/12/26	37,118
USD	603,629	PHP	33,700,000	5/12/26	31,014
USD	590,222	PHP	33,200,000	5/12/26	26,103
USD	465,574	PHP	26,000,000	5/12/26	23,794
USD	445,395	PHP	25,000,000	5/12/26	20,606
USD	274,568	PHP	15,300,000	5/12/26	14,597
					$(1,223,975)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	29,031,350	PLN	123,615,487	Barclays Bank PLC	11/4/25	$ —	$ (9,931)
NGN	794,373,000	USD	561,394	Standard Chartered Bank	11/4/25	—	(4,643)
NGN	791,566,000	USD	561,394	Standard Chartered Bank	11/4/25	—	(6,610)
PLN	123,615,487	EUR	29,129,980	Barclays Bank PLC	11/4/25	—	(103,755)
USD	639,947	IDR	10,640,396,000	Bank of America, N.A.	11/4/25	115	—
USD	917,741	IDR	15,252,862,000	HSBC Bank USA, N.A.	11/4/25	552	—
USD	538,837	IDR	8,968,399,000	Standard Chartered Bank	11/4/25	—	(454)
KZT	123,716,309	USD	223,832	ICBC Standard Bank plc	11/5/25	9,620	—
EUR	11,120,000	USD	12,950,468	Barclays Bank PLC	11/7/25	—	(130,835)
EUR	1,299,416	USD	1,500,924	Standard Chartered Bank	11/7/25	—	(2,899)
EUR	1,786,852	USD	2,071,088	UBS AG	11/7/25	—	(11,125)
KZT	4,496,628,994	USD	8,454,559	Citibank, N.A.	11/7/25	25,591	—
USD	4,148,958	EUR	3,583,856	State Street Bank and Trust Company	11/7/25	17,329	—
EGP	3,660,937	USD	75,985	Standard Chartered Bank	11/10/25	1,350	—
KZT	901,557,079	USD	1,647,582	Deutsche Bank AG	11/10/25	51,171	—
KZT	824,690,586	USD	1,510,422	Deutsche Bank AG	11/10/25	43,495	—
KZT	405,954,966	USD	732,110	Deutsche Bank AG	11/10/25	32,808	—
EGP	7,514,912	USD	147,728	JPMorgan Chase Bank, N.A.	11/12/25	10,908	—
PLN	123,615,486	EUR	29,112,342	Barclays Bank PLC	11/13/25	—	(102,507)
EGP	62,173,216	USD	1,285,633	Bank of America, N.A.	11/17/25	24,532	—
EGP	80,466,000	USD	1,667,952	HSBC Bank USA, N.A.	11/17/25	27,693	—
PLN	123,615,487	EUR	29,006,043	Barclays Bank PLC	11/18/25	9,310	—
KZT	931,790,729	USD	1,672,874	Deutsche Bank AG	12/8/25	68,191	—
KZT	911,442,574	USD	1,647,582	Deutsche Bank AG	12/8/25	55,462	—
EGP	11,440,427	USD	231,431	Citibank, N.A.	12/11/25	7,501	—
KZT	399,748,838	USD	726,684	Goldman Sachs International	12/15/25	18,403	—
CNH	10,000,000	USD	1,411,933	Barclays Bank PLC	12/17/25	—	(3,954)
CNH	44,690,000	USD	6,318,794	Barclays Bank PLC	12/17/25	—	(26,538)
CNH	342,171,267	USD	48,312,277	Barclays Bank PLC	12/17/25	—	(135,294)
CNH	410,362,789	USD	57,940,460	Barclays Bank PLC	12/17/25	—	(162,257)
CNH	24,860,000	USD	3,501,583	Citibank, N.A.	12/17/25	—	(1,348)
CNH	5,000,000	USD	707,068	Goldman Sachs International	12/17/25	—	(3,079)
CNH	33,273,000	USD	4,692,389	Goldman Sachs International	12/17/25	—	(7,621)
CNH	160,000,000	USD	22,626,178	Goldman Sachs International	12/17/25	—	(98,520)
CNH	191,000,000	USD	27,010,000	Goldman Sachs International	12/17/25	—	(117,608)
CNH	5,000,000	USD	707,022	HSBC Bank USA, N.A.	12/17/25	—	(3,033)
CNH	159,000,000	USD	22,483,299	HSBC Bank USA, N.A.	12/17/25	—	(96,439)
CNH	192,000,000	USD	27,149,644	HSBC Bank USA, N.A.	12/17/25	—	(116,454)
CZK	30,000,000	EUR	1,225,604	Bank of America, N.A.	12/17/25	6,389	—
CZK	53,000,000	EUR	2,171,768	Barclays Bank PLC	12/17/25	3,737	—
CZK	218,000,000	EUR	8,898,217	HSBC Bank USA, N.A.	12/17/25	55,482	—
CZK	6,000,000	EUR	244,905	HSBC Bank USA, N.A.	12/17/25	1,527	—
CZK	987,760,597	EUR	40,458,479	Standard Chartered Bank	12/17/25	88,988	—
CZK	26,000,000	EUR	1,064,955	Standard Chartered Bank	12/17/25	2,342	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	31,950,000	EUR	1,311,874	Standard Chartered Bank	12/17/25	$ —	$ (829)
CZK	31,500,000	EUR	1,290,210	State Street Bank and Trust Company	12/17/25	2,865	—
CZK	219,000,000	EUR	8,957,209	UBS AG	12/17/25	34,737	—
CZK	6,000,000	EUR	245,403	UBS AG	12/17/25	952	—
EUR	3,828,851	CZK	93,478,254	Standard Chartered Bank	12/17/25	—	(8,421)
EUR	6,732,400	CZK	164,366,029	Standard Chartered Bank	12/17/25	—	(14,808)
EUR	2,773,078	HUF	1,100,000,000	Bank of America, N.A.	12/17/25	—	(56,378)
EUR	3,444,547	HUF	1,365,600,000	Bank of America, N.A.	12/17/25	—	(67,799)
EUR	5,560,262	HUF	2,200,000,000	HSBC Bank USA, N.A.	12/17/25	—	(96,457)
EUR	5,675,511	HUF	2,248,000,000	HSBC Bank USA, N.A.	12/17/25	—	(105,570)
EUR	8,247,911	HUF	3,278,173,432	JPMorgan Chase Bank, N.A.	12/17/25	—	(186,848)
EUR	2,517,456	PLN	10,805,424	Deutsche Bank AG	12/17/25	—	(15,972)
EUR	10,107,302	PLN	43,382,562	Standard Chartered Bank	12/17/25	—	(64,125)
EUR	3,736,625	PLN	16,000,000	UBS AG	12/17/25	—	(13,328)
EUR	14,012,343	PLN	60,000,000	UBS AG	12/17/25	—	(49,982)
EUR	3,559,542	RON	18,223,906	Barclays Bank PLC	12/17/25	—	(8,988)
EUR	43,100,771	RON	220,425,964	Barclays Bank PLC	12/17/25	—	(54,882)
EUR	1,048,246	RON	5,373,000	Citibank, N.A.	12/17/25	—	(4,062)
HUF	354,000,000	EUR	898,147	Goldman Sachs International	12/17/25	11,535	—
HUF	11,858,931,349	EUR	29,837,167	JPMorgan Chase Bank, N.A.	12/17/25	675,929	—
KZT	1,859,934,307	USD	3,338,720	Deutsche Bank AG	12/17/25	125,535	—
KZT	2,157,640,846	USD	3,874,378	Goldman Sachs International	12/17/25	144,377	—
KZT	1,178,131,207	USD	2,151,838	Goldman Sachs International	12/17/25	42,512	—
KZT	670,398,000	USD	1,206,837	Goldman Sachs International	12/17/25	41,825	—
MXN	2,130,170,672	USD	113,177,778	Standard Chartered Bank	12/17/25	964,656	—
MXN	46,216,002	USD	2,455,495	Standard Chartered Bank	12/17/25	20,929	—
MXN	16,077,346	USD	854,203	Standard Chartered Bank	12/17/25	7,281	—
MXN	124,255,823	USD	6,720,913	Standard Chartered Bank	12/17/25	—	(62,826)
MYR	233,000,000	USD	55,474,870	Barclays Bank PLC	12/17/25	221,787	—
MYR	136,000,000	USD	32,380,181	Barclays Bank PLC	12/17/25	129,455	—
MYR	50,104,150	USD	11,932,116	Barclays Bank PLC	12/17/25	44,852	—
MYR	14,340,000	USD	3,397,138	Barclays Bank PLC	12/17/25	30,716	—
MYR	29,583,045	USD	7,045,092	Barclays Bank PLC	12/17/25	26,482	—
MYR	5,500,000	USD	1,309,181	Barclays Bank PLC	12/17/25	5,547	—
MYR	7,506,800	USD	1,789,634	Barclays Bank PLC	12/17/25	4,802	—
MYR	2,923,300	USD	698,102	Barclays Bank PLC	12/17/25	688	—
MYR	974,700	USD	232,709	Barclays Bank PLC	12/17/25	285	—
MYR	298,100	USD	71,068	Barclays Bank PLC	12/17/25	191	—
MYR	6,627,700	USD	1,585,005	Barclays Bank PLC	12/17/25	—	(710)
MYR	10,803,200	USD	2,577,099	Credit Agricole Corporate and Investment Bank	12/17/25	5,313	—
MYR	10,904,000	USD	2,603,754	Credit Agricole Corporate and Investment Bank	12/17/25	2,754	—
MYR	9,990,300	USD	2,389,852	Credit Agricole Corporate and Investment Bank	12/17/25	—	(1,757)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	31,000,000	USD	7,383,941	Goldman Sachs International	12/17/25	$ 26,344	$ —
MYR	18,000,000	USD	4,287,450	Goldman Sachs International	12/17/25	15,296	—
MYR	11,061,000	USD	2,639,038	Goldman Sachs International	12/17/25	4,999	—
MYR	6,872,800	USD	1,638,878	Goldman Sachs International	12/17/25	4,006	—
MYR	1,882,300	USD	449,505	Goldman Sachs International	12/17/25	443	—
MYR	623,100	USD	148,800	Goldman Sachs International	12/17/25	147	—
MYR	6,885,800	USD	1,649,293	Goldman Sachs International	12/17/25	—	(3,302)
MYR	19,000,000	USD	4,549,264	Goldman Sachs International	12/17/25	—	(7,476)
MYR	11,124,700	USD	2,655,377	State Street Bank and Trust Company	12/17/25	3,888	—
MYR	8,959,900	USD	2,139,678	State Street Bank and Trust Company	12/17/25	2,110	—
MYR	8,428,400	USD	2,017,570	State Street Bank and Trust Company	12/17/25	—	(2,833)
PLN	14,000,000	EUR	3,270,009	Barclays Bank PLC	12/17/25	11,129	—
PLN	15,552,000	EUR	3,634,309	Barclays Bank PLC	12/17/25	10,287	—
PLN	13,070,000	EUR	3,072,401	Goldman Sachs International	12/17/25	—	(12,274)
PLN	273,900,795	EUR	63,966,534	UBS AG	12/17/25	228,166	—
PLN	69,338,374	EUR	16,193,219	UBS AG	12/17/25	57,761	—
PLN	16,122,277	EUR	3,765,181	UBS AG	12/17/25	13,430	—
PLN	6,500,000	EUR	1,518,004	UBS AG	12/17/25	5,415	—
RON	124,814,061	EUR	24,405,393	Barclays Bank PLC	12/17/25	31,077	—
RON	5,000,000	EUR	977,670	Barclays Bank PLC	12/17/25	1,245	—
RON	9,000,000	EUR	1,758,235	Goldman Sachs International	12/17/25	4,056	—
THB	357,616,100	USD	11,046,398	Standard Chartered Bank	12/17/25	51,450	—
THB	331,963,900	USD	10,252,843	Standard Chartered Bank	12/17/25	48,944	—
THB	63,540,000	USD	1,941,771	Standard Chartered Bank	12/17/25	30,056	—
THB	57,620,000	USD	1,783,901	Standard Chartered Bank	12/17/25	4,212	—
THB	98,000,000	USD	3,092,048	Standard Chartered Bank	12/17/25	—	(50,829)
THB	475,335,687	USD	15,073,825	Standard Chartered Bank	12/17/25	—	(322,802)
THB	2,598,762,220	USD	82,411,834	Standard Chartered Bank	12/17/25	—	(1,764,827)
TRY	200,740,005	USD	4,505,479	Standard Chartered Bank	12/17/25	103,412	—
TRY	201,881,551	USD	4,578,213	Standard Chartered Bank	12/17/25	56,887	—
USD	48,414,536	CNH	342,895,515	Barclays Bank PLC	12/17/25	135,580	—
USD	29,115,778	CNH	206,212,234	Barclays Bank PLC	12/17/25	81,536	—
USD	6,989,953	CNH	49,506,280	Barclays Bank PLC	12/17/25	19,575	—
USD	55,220	JPY	8,064,671	Citibank, N.A.	12/17/25	2,663	—
USD	5,418,328	MXN	100,258,000	Bank of America, N.A.	12/17/25	46,133	—
USD	20,507,455	MXN	385,924,219	Bank of America, N.A.	12/17/25	—	(171,794)
USD	107,090	MXN	2,000,000	BNP Paribas	12/17/25	—	(78)
USD	3,801,691	MXN	71,000,000	BNP Paribas	12/17/25	—	(2,752)
USD	9,477,455	MXN	177,000,000	BNP Paribas	12/17/25	—	(6,861)
USD	19,169,090	MXN	358,000,000	BNP Paribas	12/17/25	—	(13,876)
USD	1,244,554	MXN	23,000,000	Deutsche Bank AG	12/17/25	12,128	—
USD	378,777	MXN	7,000,000	Deutsche Bank AG	12/17/25	3,691	—
USD	1,471,229	MXN	27,200,000	Standard Chartered Bank	12/17/25	13,753	—
USD	490,987	MXN	9,077,346	Standard Chartered Bank	12/17/25	4,590	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	53,120	MXN	1,000,000	Standard Chartered Bank	12/17/25	$ —	$ (463)
USD	106,262	MXN	2,000,000	Standard Chartered Bank	12/17/25	—	(906)
USD	1,593,609	MXN	30,000,000	Standard Chartered Bank	12/17/25	—	(13,903)
USD	3,666,029	MXN	69,000,000	Standard Chartered Bank	12/17/25	—	(31,247)
USD	3,930,901	MXN	74,000,000	Standard Chartered Bank	12/17/25	—	(34,293)
USD	7,914,923	MXN	149,000,000	Standard Chartered Bank	12/17/25	—	(69,049)
USD	9,085,375	MXN	171,000,000	Standard Chartered Bank	12/17/25	—	(77,438)
USD	18,383,274	MXN	346,000,000	Standard Chartered Bank	12/17/25	—	(156,687)
USD	10,678,782	MXN	198,906,188	UBS AG	12/17/25	20,651	—
USD	5,265,756	MXN	98,081,555	UBS AG	12/17/25	10,183	—
USD	2,155,017	MXN	40,140,000	UBS AG	12/17/25	4,168	—
USD	83,543	MXN	1,556,095	UBS AG	12/17/25	162	—
USD	24,105,775	THB	760,160,000	Standard Chartered Bank	12/17/25	515,841	—
USD	1,990,631	TRY	88,693,280	Standard Chartered Bank	12/17/25	—	(45,723)
USD	1,231,686	UYU	49,600,000	Citibank, N.A.	12/17/25	—	(6,833)
USD	5,588,291	ZAR	98,000,000	BNP Paribas	12/17/25	—	(47,511)
USD	22,467,210	ZAR	394,000,000	BNP Paribas	12/17/25	—	(191,014)
USD	8,122,029	ZAR	140,835,801	Goldman Sachs International	12/17/25	22,818	—
USD	3,326,379	ZAR	57,511,356	Goldman Sachs International	12/17/25	19,005	—
USD	12,285,153	ZAR	215,000,000	Goldman Sachs International	12/17/25	—	(79,107)
USD	49,483,452	ZAR	866,000,000	Goldman Sachs International	12/17/25	—	(318,634)
USD	5,642,464	ZAR	99,415,388	HSBC Bank USA, N.A.	12/17/25	—	(74,735)
USD	22,708,329	ZAR	400,101,341	HSBC Bank USA, N.A.	12/17/25	—	(300,772)
UYU	64,806,000	USD	1,598,767	Citibank, N.A.	12/17/25	19,449	—
UYU	55,100,000	USD	1,357,477	Citibank, N.A.	12/17/25	18,378	—
UYU	71,000,000	USD	1,765,291	Citibank, N.A.	12/17/25	7,590	—
UYU	78,890,000	USD	1,961,803	HSBC Bank USA, N.A.	12/17/25	8,092	—
ZAR	37,000,000	USD	2,099,592	Barclays Bank PLC	12/17/25	28,211	—
ZAR	45,000,000	USD	2,574,315	Citibank, N.A.	12/17/25	13,553	—
ZAR	1,272,919,602	USD	72,734,938	Goldman Sachs International	12/17/25	468,355	—
ZAR	606,318,699	USD	34,645,199	Goldman Sachs International	12/17/25	223,088	—
EGP	7,112,062	USD	142,028	Bank of America, N.A.	1/5/26	4,900	—
USD	11,387,619	BRL	65,784,000	Citibank, N.A.	1/5/26	—	(669,786)
USD	10,103,086	BRL	58,216,000	JPMorgan Chase Bank, N.A.	1/5/26	—	(567,197)
VND	43,504,320,000	USD	1,638,581	JPMorgan Chase Bank, N.A.	1/8/26	8,919	—
VND	11,457,299,508	USD	431,683	Goldman Sachs International	1/15/26	1,990	—
KZT	624,400,000	USD	1,126,567	ICBC Standard Bank plc	1/21/26	23,552	—
NGN	891,546,000	USD	579,683	Standard Chartered Bank	1/21/26	31,704	—
EGP	187,557,674	USD	3,811,373	Bank of America, N.A.	1/22/26	41,285	—
KZT	938,290,000	USD	1,689,851	ICBC Standard Bank plc	1/22/26	37,964	—
KZT	749,558,000	USD	1,348,732	Deutsche Bank AG	1/23/26	31,161	—
VND	11,474,135,100	USD	431,683	Citibank, N.A.	1/26/26	2,294	—
USD	450,384	UGX	1,587,604,000	Standard Chartered Bank	1/30/26	3,674	—
USD	450,384	UGX	1,588,955,000	Standard Chartered Bank	1/30/26	3,294	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	792,676	UGX	2,798,146,000	Citibank, N.A.	2/3/26	$ 6,818	$ —
USD	189,845	GHS	2,722,376	ICBC Standard Bank plc	2/17/26	—	(44,049)
TRY	48,344,065	USD	943,840	Standard Chartered Bank	3/23/26	83,257	—
USD	911,715	TRY	48,344,065	Standard Chartered Bank	3/23/26	—	(115,383)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	449,416	—
TRY	155,918,001	USD	2,925,314	Standard Chartered Bank	3/26/26	379,347	—
USD	545,257	TRY	29,225,996	Standard Chartered Bank	3/26/26	—	(74,184)
USD	2,340,214	TRY	126,692,005	Standard Chartered Bank	3/26/26	—	(345,006)
KZT	1,561,382,000	USD	2,718,520	Deutsche Bank AG	4/16/26	68,879	—
USD	900,768	UGX	3,211,238,000	Standard Chartered Bank	4/16/26	11,660	—
USD	450,384	UGX	1,607,871,000	Standard Chartered Bank	4/16/26	5,207	—
KZT	1,867,298,000	USD	3,262,226	Deutsche Bank AG	4/17/26	70,029	—
KZT	1,559,071,000	USD	2,718,520	Deutsche Bank AG	4/17/26	63,694	—
KZT	1,557,984,000	USD	2,718,520	Deutsche Bank AG	4/17/26	61,753	—
USD	900,768	UGX	3,220,246,000	Standard Chartered Bank	4/17/26	9,339	—
USD	675,576	UGX	2,418,562,255	Standard Chartered Bank	4/17/26	6,070	—
USD	450,384	UGX	1,621,382,507	Standard Chartered Bank	4/22/26	1,985	—
KZT	772,824,000	USD	1,348,733	Deutsche Bank AG	4/23/26	27,252	—
KZT	1,544,299,000	USD	2,697,466	Deutsche Bank AG	4/24/26	51,057	—
USD	675,576	UGX	2,435,452,000	Standard Chartered Bank	5/4/26	3,598	—
USD	450,384	UGX	1,621,382,000	Standard Chartered Bank	5/4/26	3,020	—
EUR	1,034,203	RON	5,683,463	Barclays Bank PLC	5/12/26	—	(69,995)
RON	5,683,463	EUR	1,063,124	JPMorgan Chase Bank, N.A.	5/12/26	36,329	—
USD	450,384	UGX	1,655,161,000	Standard Chartered Bank	7/24/26	6,877	—
USD	450,384	UGX	1,650,657,000	Standard Chartered Bank	7/28/26	8,713	—
EUR	10,648,464	PLN	46,443,277	Barclays Bank PLC	9/2/26	—	(77,418)
EUR	10,918,643	PLN	47,738,492	Barclays Bank PLC	9/4/26	—	(109,470)
EUR	21,835,109	PLN	95,091,901	Barclays Bank PLC	9/8/26	—	(111,787)
EUR	16,022,181	PLN	69,760,576	Barclays Bank PLC	9/9/26	—	(76,644)
MNT	1,284,122,600	USD	335,280	JPMorgan Chase Bank, N.A.	9/28/26	5,550	—
MNT	1,323,083,000	USD	344,822	JPMorgan Chase Bank, N.A.	10/5/26	6,041	—
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	205,153	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	112,714	—
KZT	1,660,336,000	USD	2,718,520	Deutsche Bank AG	10/15/26	67,480	—
USD	450,384	UGX	1,661,917,000	Standard Chartered Bank	10/20/26	16,036	—
USD	450,384	UGX	1,675,429,000	Standard Chartered Bank	10/21/26	12,623	—
KZT	1,644,105,000	USD	2,697,465	Deutsche Bank AG	10/23/26	54,165	—
USD	450,384	UGX	1,673,177,000	Standard Chartered Bank	10/23/26	13,447	—
KZT	2,513,643,000	USD	4,154,095	Deutsche Bank AG	10/27/26	47,391	—
USD	900,768	UGX	3,355,361,000	Standard Chartered Bank	11/3/26	27,138	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	96,170	—
						$7,731,399	$(8,027,584)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	$ 4,488,063	$ (6,898)
11/21/25	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,669,660	(27,388)
11/24/25	COP	12,593,000	Republic of Colombia, 9.25%, 5/28/42	Goldman Sachs International	3,266,946	12,594
11/27/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,761,316	(59,709)
11/27/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,381,514	(27,480)
						$(108,881)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	12/8/25	$ (8,315,056)	$ (37,265)
Euro-Buxl	(7)	Short	12/8/25	(936,920)	(36,309)
U.S. 5-Year Treasury Note	(136)	Short	12/31/25	(14,852,688)	(3,878)
U.S. 10-Year Treasury Note	(224)	Short	12/19/25	(25,238,500)	(23,388)
U.S. Long Treasury Bond	(29)	Short	12/19/25	(3,402,063)	(13,603)
U.S. Ultra 10-Year Treasury Note	(17)	Short	12/19/25	(1,963,234)	(28,422)
					$(142,865)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	$ (574,161)	$ —	$ (574,161)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,874,958)	—	(1,874,958)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(629,884)	—	(629,884)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	145,506	—	145,506

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	$ (798,770)	$ —	$ (798,770)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(268,313)	—	(268,313)
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(40,832)	—	(40,832)
BRL	26,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	10,508	—	10,508
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	96,342	—	96,342
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	53,668	—	53,668
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	79,593	—	79,593
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	22,814	—	22,814
BRL	15,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.13% (pays upon termination)	1/2/31	(14,613)	—	(14,613)
BRL	21,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.30% (pays upon termination)	1/2/31	13,805	—	13,805
BRL	36,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/31	81,265	—	81,265
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(97,082)	—	(97,082)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(44,162)	—	(44,162)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(39,093)	—	(39,093)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(12,192)	11,800	(392)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(26,564)	—	(26,564)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	(39,181)	—	(39,181)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	(14,231)	—	(14,231)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,675,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.80% (pays semi-annually)	12/17/30	$ (5,942)	$ —	$ (5,942)
CLP	9,251,100	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.84% (pays semi-annually)	12/17/30	(1,869)	—	(1,869)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(157,887)	—	(157,887)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,231,259	—	1,231,259
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	635,033	—	635,033
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	140,892	—	140,892
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	141,813	—	141,813
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	372,916	—	372,916
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	249,547	—	249,547
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	147,447	—	147,447
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	124,419	—	124,419
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	386,811	—	386,811
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	133,293	—	133,293
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	109,195	—	109,195
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(13,347)	—	(13,347)
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	(11,030)	—	(11,030)
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	(4,253)	—	(4,253)
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(7,059)	—	(7,059)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ (2,702)	$ —	$ (2,702)
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(5,043)	—	(5,043)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(2,524)	—	(2,524)
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	(2,760)	—	(2,760)
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(1,773)	—	(1,773)
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(2,532)	—	(2,532)
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	35,068	—	35,068
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(59,901)	—	(59,901)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	(21,776)	—	(21,776)
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	(7,702)	—	(7,702)
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	(9,955)	—	(9,955)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	3,300	—	3,300
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	(17,116)	—	(17,116)
CNY	64,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	9/17/30	4,193	—	4,193
CNY	20,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	9/17/30	7,314	—	7,314
CNY	85,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	9/17/30	35,754	—	35,754
CNY	48,490	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	8,625	—	8,625
CNY	79,604	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.64% (pays quarterly)	12/17/30	43,399	—	43,399

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	48,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	12/17/30	$ 33,990	$ —	$ 33,990
COP	19,162,581	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	86,236	(13,013)	73,223
COP	6,685,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	29,339	7,835	37,174
COP	12,984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	55,784	(5,423)	50,361
COP	20,329,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.80% (pays quarterly)	12/17/30	88,377	—	88,377
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(41,112)	—	(41,112)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	351,860	—	351,860
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	66,689	—	66,689
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	27,466	—	27,466
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(143,316)	—	(143,316)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	(31,771)	—	(31,771)
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	(51,716)	—	(51,716)
CZK	58,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.76% (pays annually)	9/17/30	(14,092)	—	(14,092)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.88% (pays annually)	9/17/30	2,336	—	2,336
CZK	76,360	Pays	6-month CZK PRIBOR (pays semi-annually)	3.79% (pays annually)	12/17/30	(19,529)	—	(19,529)
CZK	95,590	Pays	6-month CZK PRIBOR (pays semi-annually)	3.86% (pays annually)	12/17/30	(11,243)	—	(11,243)
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(30,826)	—	(30,826)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(302,997)	—	(302,997)
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(64,061)	—	(64,061)
HUF	1,660,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.20% (pays annually)	12/17/30	(16,981)	—	(16,981)
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	19,953	—	19,953
ILS	16,787	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	11,476	—	11,476
ILS	17,116	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(15,354)	—	(15,354)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ILS	25,835	Pays	3-month ILS TELBOR (pays annually)	3.71% (pays annually)	12/17/30	$ 46,095	$ —	$ 46,095
ILS	9,129	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	1,722	—	1,722
ILS	8,661	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	24,293	—	24,293
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	404,506	—	404,506
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	227,115	—	227,115
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	363,503	—	363,503
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	312,831	—	312,831
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	66,174	—	66,174
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	450,961	—	450,961
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	15,154	—	15,154
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	112,149	—	112,149
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	38,306	—	38,306
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	31,005	—	31,005
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	181,095	—	181,095
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	80,130	—	80,130
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	172,086	—	172,086
INR	471,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	6,253	—	6,253
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	8,957	—	8,957
INR	1,050,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	20,519	—	20,519
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	12,896	—	12,896
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	33,826	—	33,826
INR	1,310,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.77% (pays semi-annually)	9/17/30	76,123	—	76,123
INR	978,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	12/17/30	20,650	—	20,650
KRW	12,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(41,230)	—	(41,230)
KRW	15,843,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(52,230)	1,247	(50,983)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	17,160,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	$ (54,912)	$ 2,643	$ (52,269)
KRW	25,630,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(81,191)	(118)	(81,309)
KRW	12,461,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(49,052)	—	(49,052)
KRW	21,136,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(82,428)	—	(82,428)
KRW	8,827,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(33,714)	—	(33,714)
KRW	1,062,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	16,759	—	16,759
KRW	1,916,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	23,865	—	23,865
KRW	3,927,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	47,726	—	47,726
KRW	1,566,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	18,085	—	18,085
KRW	1,497,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	8,962	—	8,962
KRW	1,987,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	11,836	—	11,836
KRW	3,975,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	20,674	—	20,674
KRW	2,716,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	43,938	—	43,938
KRW	4,620,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	74,009	—	74,009
KRW	2,280,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	36,852	—	36,852
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	409,802	(8,583)	401,219
MXN	431,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(18,425)	—	(18,425)
MXN	276,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(11,136)	—	(11,136)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	19,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.07% (pays quarterly)	9/17/30	$ (43,549)	$ —	$ (43,549)
MYR	30,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.09% (pays quarterly)	9/17/30	(60,004)	—	(60,004)
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	(17,122)	—	(17,122)
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	(34,962)	—	(34,962)
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(13,475)	—	(13,475)
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(21,731)	—	(21,731)
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	4,407	—	4,407
MYR	16,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	12/17/30	(23,079)	—	(23,079)
MYR	71,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	12/17/30	(70,234)	—	(70,234)
MYR	19,680	Pays	3-month MYR KLIBOR (pays quarterly)	3.26% (pays quarterly)	12/17/30	(3,256)	—	(3,256)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(200,599)	—	(200,599)
PLN	221,130	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(99,736)	—	(99,736)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	56,183	—	56,183
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	441,172	—	441,172
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(316,351)	—	(316,351)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	323,288	—	323,288
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	794,277	—	794,277
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	140,714	—	140,714
PLN	12,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.03% (pays annually)	9/17/30	(1,187)	—	(1,187)
PLN	20,224	Pays	6-month PLN WIBOR (pays semi-annually)	4.10% (pays annually)	12/17/30	25,562	—	25,562
PLN	13,366	Pays	6-month PLN WIBOR (pays semi-annually)	4.11% (pays annually)	12/17/30	17,783	—	17,783
PLN	42,227	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(15,196)	—	(15,196)
PLN	42,227	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	18,167	—	18,167
PLN	181,230	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(150,598)	—	(150,598)
PLN	181,230	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	159,314	—	159,314

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	$ 348,646	$ —	$ 348,646
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	441,825	—	441,825
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	178,296	—	178,296
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	18,909	—	18,909
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(34,592)	—	(34,592)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(20,061)	—	(20,061)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	906,924	—	906,924
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	48,690	—	48,690
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	909,097	—	909,097
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	10,055	—	10,055
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	3,512	—	3,512
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	8,579	—	8,579
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	16,874	—	16,874
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	11,651	—	11,651
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	13,071	—	13,071
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	13,282	—	13,282
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	16,279	—	16,279
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	23,100	—	23,100
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	46,466	—	46,466

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	282,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.50% (pays quarterly)	6/18/30	$ 86,140	$ —	$ 86,140
THB	101,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.08% (pays quarterly)	9/17/30	(35,681)	—	(35,681)
THB	192,510	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.11% (pays quarterly)	9/17/30	(56,043)	—	(56,043)
THB	118,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.26% (pays quarterly)	9/17/30	(7,231)	—	(7,231)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	(430)	—	(430)
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	1,361	—	1,361
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	6,643	—	6,643
THB	174,270	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.15% (pays quarterly)	12/17/30	(41,344)	—	(41,344)
THB	115,670	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.24% (pays quarterly)	12/17/30	(10,526)	—	(10,526)
THB	100,052	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	101	—	101
THB	210,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	(261)	—	(261)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	119,272	—	119,272
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	457,603	—	457,603
ZAR	98,004	Pays	3-month ZAR JIBAR (pays quarterly)	7.05% (pays quarterly)	12/17/30	31,733	—	31,733
ZAR	35,696	Pays	3-month ZAR JIBAR (pays quarterly)	7.09% (pays quarterly)	12/17/30	14,922	—	14,922
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	462,282	—	462,282
Total						$7,428,551	$(3,612)	$7,424,939

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 428,236
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	587,604
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	10,532
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(17,908)
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	8,695
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	9,856
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	431,038
Citibank, N.A.	MYR	77,049	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	199,515
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	8,970
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	74,706
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	56,982
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	75,792
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	196,057
Total							$2,070,075
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$55,785
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	132,064
				$187,849
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,211,567,677)	$1,245,003,707
Affiliated investments, at value (identified cost $83,602,121)	83,602,121
Deposits for derivatives collateral:
Centrally cleared derivatives	43,727,118
OTC derivatives	1,630,000
Foreign currency, at value (identified cost $33,218,754)	33,326,289
Interest receivable	25,801,288
Dividends receivable from affiliated investments	424,258
Receivable for investments sold	6,382,835
Receivable for variation margin on open futures contracts	9,799
Receivable for open forward foreign currency exchange contracts	7,731,399
Receivable for open swap contracts	2,275,832
Receivable for closed swap contracts	58,809
Receivable for open non-deliverable bond forward contracts	12,594
Trustees' deferred compensation plan	94,904
Total assets	$1,450,080,953
Liabilities
Cash collateral due to brokers	$1,630,000
Written options outstanding, at value (premiums received $1,455,429)	809,865
Payable for investments purchased	2,443,450
Payable for when-issued securities	13,253,723
Payable for variation margin on open centrally cleared derivatives	185,951
Payable for open forward foreign currency exchange contracts	8,027,584
Payable for open swap contracts	17,908
Payable for closed swap contracts	110,099
Payable for open non-deliverable bond forward contracts	121,475
Due to custodian	598,007
Payable to affiliates:
Investment adviser fee	743,312
Trustees' fees	5,417
Trustees' deferred compensation plan	94,904
Accrued foreign capital gains taxes	539,758
Accrued expenses	433,244
Total liabilities	$29,014,697
Net Assets applicable to investors' interest in Portfolio	$1,421,066,256

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$4,461,289
Interest income (net of foreign taxes withheld of $2,174,123)	93,665,892
Other income	7,646
Total investment income	$98,134,827
Expenses
Investment adviser fee	$7,110,669
Trustees’ fees and expenses	66,676
Custodian fee	1,133,906
Legal and accounting services	203,085
Interest expense and fees	347,678
Miscellaneous	132,444
Total expenses	$8,994,458
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$152,064
Total expense reductions	$152,064
Net expenses	$8,842,394
Net investment income	$89,292,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $161,036)	$(31,206,055)
Written options	318,629
Futures contracts	16,567
Swap contracts	(2,371,175)
Foreign currency transactions	(1,088,969)
Forward foreign currency exchange contracts	8,307,712
Non-deliverable bond forward contracts	(1,537,687)
Net realized loss	$(27,560,978)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $98,190)	$96,319,860
Written options	651,088
Futures contracts	(582,534)
Swap contracts	12,896,241
Foreign currency	842,650
Forward foreign currency exchange contracts	4,803,212
Non-deliverable bond forward contracts	390,881
Net change in unrealized appreciation (depreciation)	$115,321,398
Net realized and unrealized gain	$87,760,420
Net increase in net assets from operations	$177,052,853

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$89,292,433	$107,112,314
Net realized loss	(27,560,978)	(53,885,994)
Net change in unrealized appreciation (depreciation)	115,321,398	70,970,536
Net increase in net assets from operations	$177,052,853	$124,196,856
Capital transactions:
Contributions	$452,773,413	$234,218,091
Withdrawals	(354,239,023)	(282,950,097)
Net increase (decrease) in net assets from capital transactions	$98,534,390	$(48,732,006)
Net increase in net assets	$275,587,243	$75,464,850
Net Assets
At beginning of year	$1,145,479,013	$1,070,014,163
At end of year	$1,421,066,256	$1,145,479,013

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.82%(2)	0.86%(2)	0.73%	0.76%	0.75%
Net expenses	0.80%(2)(3)	0.86%(2)(3)	0.72%(3)	0.76%(3)	0.75%
Net investment income	8.12%	8.66%	6.43%	6.43%	4.98%
Portfolio Turnover	93%	85%	67%	33%	56%
Total Return	17.97%	11.30%	15.00%	(20.12)%	1.48%
Net assets, end of year (000’s omitted)	$1,421,066	$1,145,479	$1,070,014	$958,731	$1,561,621
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and reverse repurchase agreements, of 0.03% and 0.12% of average daily net assets for the years ended October 31, 2025 and 2024, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 89.7%, 9.8% and 0.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
O  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
R  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $7,110,669 or 0.65% of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $152,064 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $755,519,686 and $746,503,898, respectively, for the year ended October 31, 2025.

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,305,899,460
Gross unrealized appreciation	$65,050,281
Gross unrealized depreciation	(42,849,872)
Net unrealized appreciation	$22,200,409
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward volatility agreements, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, interest rate swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $8,976,832. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $9,353,307 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$667,948	$ —	$667,948
Not applicable	11,157,784(1)	14,682,322(1)	25,840,106
Receivable for open forward foreign currency exchange contracts	7,731,399	—	7,731,399
Receivable for open swap contracts	—	2,275,832	2,275,832
Receivable for open non-deliverable bond forward contracts	—	12,594	12,594
Total Asset Derivatives	$19,557,131	$16,970,748	$36,527,879
Derivatives not subject to master netting or similar agreements	$11,157,784	$14,682,322	$25,840,106
Total Asset Derivatives subject to master netting or similar agreements	$8,399,347	$2,288,426	$10,687,773
Written options outstanding, at value	$(809,865)	$ —	$(809,865)
Not applicable	(12,381,759)	(7,396,636)	(19,778,395)
Payable for open forward foreign currency exchange contracts	(8,027,584)	—	(8,027,584)
Payable for open swap contracts	—	(17,908)	(17,908)
Payable for open non-deliverable bond forward contracts	—	(121,475)	(121,475)
Total Liability Derivatives	$(21,219,208)	$(7,536,019)	$(28,755,227)
Derivatives not subject to master netting or similar agreements	$(12,381,759)	$(7,396,636)	$(19,778,395)
Total Liability Derivatives subject to master netting or similar agreements	$(8,837,449)	$(139,383)	$(8,976,832)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$1,205,511	$(383,160)	$(725,787)	$ —	$96,564	$ —
Barclays Bank PLC	832,785	(832,785)	—	—	—	—
BNP Paribas	18,551	(18,551)	—	—	—	—
Citibank, N.A.	822,711	(696,166)	—	(126,545)	—	180,000
Credit Agricole Corporate and Investment Bank	8,067	(1,757)	—	—	6,310	—
Deutsche Bank AG	1,540,470	(15,972)	—	(1,450,000)	74,498	1,450,000

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Goldman Sachs International	$1,109,402	$(1,109,402)	$ —	$ —	$ —	$ —
HSBC Bank USA, N.A.	93,346	(93,346)	—	—	—	—
ICBC Standard Bank plc	71,136	(44,049)	—	—	27,087	—
JPMorgan Chase Bank, N.A.	1,155,625	(835,703)	(223,811)	—	96,111	—
Nomura International PLC	17,978	(17,978)	—	—	—	—
Standard Chartered Bank	3,410,374	(3,275,241)	—	—	135,133	—
State Street Bank and Trust Company	26,192	(2,833)	—	—	23,359	—
UBS AG	375,625	(74,435)	(301,190)	—	—	—
	$10,687,773	$(7,401,378)	$(1,250,788)	$(1,576,545)	$459,062	$1,630,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(383,160)	$383,160	$ —	$ —	$ —	$ —
Barclays Bank PLC	(1,187,094)	832,785	170,174	—	(184,135)	—
BNP Paribas	(288,166)	18,551	269,615	—	—	—
Citibank, N.A.	(696,166)	696,166	—	—	—	—
Credit Agricole Corporate and Investment Bank	(1,757)	1,757	—	—	—	—
Deutsche Bank AG	(15,972)	15,972	—	—	—	—
Goldman Sachs International	(1,348,661)	1,109,402	—	—	(239,259)	—
HSBC Bank USA, N.A.	(793,460)	93,346	700,114	—	—	—
ICBC Standard Bank plc	(44,049)	44,049	—	—	—	—
JPMorgan Chase Bank, N.A.	(835,703)	835,703	—	—	—	—
Nomura International PLC	(30,135)	17,978	—	—	(12,157)	—
Standard Chartered Bank	(3,275,241)	3,275,241	—	—	—	—
State Street Bank and Trust Company	(2,833)	2,833	—	—	—	—
UBS AG	(74,435)	74,435	—	—	—	—
	$(8,976,832)	$7,401,378	$1,139,903	$ —	$(435,551)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,630,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure  for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(1,060,536)	$(109,852)	$(1,170,388)
Written options	318,629	—	318,629
Futures contracts	—	16,567	16,567
Swap contracts	—	(2,371,175)	(2,371,175)
Forward foreign currency exchange contracts	8,307,712	—	8,307,712
Non-deliverable bond forward contracts	—	(1,537,687)	(1,537,687)
Total	$7,565,805	$(4,002,147)	$3,563,658
Change in unrealized appreciation (depreciation):
Investments(1)	$(640,278)	$109,830	$(530,448)
Written options	651,088	—	651,088
Futures contracts	—	(582,534)	(582,534)
Swap contracts	—	12,896,241	12,896,241
Forward foreign currency exchange contracts	4,803,212	—	4,803,212
Non-deliverable bond forward contracts	—	390,881	390,881
Total	$4,814,022	$12,814,418	$17,628,440
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$23,000	$38,687,000	$3,161,733,000	$17,077,000	$45,109,000
Purchased Swaptions	Swap Contracts
$4,338,000	$1,461,458,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $103,089,000 and $54,793,000, respectively.

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of October 31, 2025. For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $5,039,000 and 4.99%, respectively.
8  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $83,602,121, which represents 5.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,727,085	$911,662,726	$(833,787,690)	$ —	$ —	$83,602,121	$4,461,289	83,602,121
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 20,632,215	$ —	$ 20,632,215
Foreign Corporate Bonds	—	72,332,389	—	72,332,389
Loan Participation Notes	—	—	7,020,574	7,020,574
Sovereign Government Bonds	—	918,542,388	—	918,542,388
Short-Term Investments:
Affiliated Fund	83,602,121	—	—	83,602,121
Sovereign Government Securities	—	127,675,843	—	127,675,843
U.S. Treasury Obligations	—	98,132,350	—	98,132,350

Emerging Markets Local Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Currency Options	$ —	$ 667,948	$ —	$ 667,948
Total Investments	$83,602,121	$1,237,983,133	$7,020,574	$1,328,605,828
Forward Foreign Currency Exchange Contracts	$ —	$ 18,889,183	$ —	$ 18,889,183
Non-Deliverable Bond Forward Contracts	—	12,594	—	12,594
Swap Contracts	—	16,958,154	—	16,958,154
Total	$83,602,121	$1,273,843,064	$7,020,574	$1,364,465,759
Liability Description
Written Currency Options	$ —	$ (809,865)	$ —	$ (809,865)
Forward Foreign Currency Exchange Contracts	—	(20,409,343)	—	(20,409,343)
Non-Deliverable Bond Forward Contracts	—	(121,475)	—	(121,475)
Futures Contracts	(142,865)	—	—	(142,865)
Swap Contracts	—	(7,271,679)	—	(7,271,679)
Total	$ (142,865)	$ (28,612,362)	$ —	$ (28,755,227)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Local Income Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio. Morgan Stanley Investment Management Limited, an affiliate of each Adviser (the “Sub-adviser”), began serving as the sub-adviser to the Fund and the Portfolio on January 1, 2025. Accordingly, each investment sub-advisory agreement with the Sub-adviser was in its initial two-year term, and the Board was not required to approve each agreement at its meeting on June 12, 2025.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the expertise of each Adviser’s and the Sub-adviser’s investment professionals with respect to emerging markets strategies and in-house research capabilities. The Board considered the international and emerging markets investment capabilities of the Sub-adviser, which has its principal office in London, and the benefits to the Funds of having portfolio management services involving investments in international and emerging market securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EEIAX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025